SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-31333)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 97
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and
REGISTRATION STATEMENT
(NO. 811-01766)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 97
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VANGUARD WELLESLEY INCOME FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on November 13, 2025, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 97 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 97 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Wellesley Income Fund (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 13, 2025, the pending effective date of the Trust’s 94th Post- Effective Amendment. By way of further background:

Post-Effective Amendment No. 94 was filed under Rule 485(a)(2) on August 18, 2025, to register shares of Vanguard Wellington Dividend Growth Active ETF, a new series of the Trust. Post-Effective Amendment No. 94 originally requested that the Amendment become effective on November 3, 2025.

This Post-Effective Amendment No. 97 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment 94 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 16th day of October, 2025.

VANGUARD WELLESLEY INCOME FUND

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer, President, and Trustee	October 16, 2025

Salim Ramji
/s/ Tara Bunch*	Trustee	October 16, 2025

Tara Bunch
/s/ Mark Loughridge*	Independent Chair	October 16, 2025

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	October 16, 2025

Scott C. Malpass
/s/ John Murphy*	Trustee	October 16, 2025

John Murphy
/s/ Lubos Pastor*	Trustee	October 16, 2025

Lubos Pastor
/s/ Rebecca Patterson*	Trustee	October 16, 2025

Rebecca Patterson
/s/ André F. Perold*	Trustee	October 16, 2025

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	October 16, 2025

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	October 16, 2025

Grant Reid
/s/ David Thomas*	Trustee	October 16, 2025

David Thomas
/s/ Barbara Venneman*	Trustee	October 16, 2025

Barbara Venneman
Signature	Title	Date
/s/ Peter F. Volanakis*	Trustee	October 16, 2025

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	October 16, 2025

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 33-64845), Incorporated by Reference.